General and Administrative	3 Months Ended
Mar. 31, 2023
General And Administrative
General and Administrative

16. General and Administrative

	For the three months ended
	March 31, 2023	March 31, 2022
Salaries and compensation	$1,807,723	$821,425
Professional fees	157,385	244,490
Office	31,199	14,433
Investor relations	62,923	176,402
Filing and transfer fees	17,387	13,195
Advertising	38,538	9,803
Travel	48,765	-
Penalties	19,723	-
Bank charges and other	1,036	8,554
	$2,184,679	$1,288,302